Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	51JOB, INC.
Entity Central Index Key	0001295484
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	JOBS
Entity Common Stock, Shares Outstanding	60,062,385
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY